OTHER LONG-TERM LIABILITIES - Assumptions (Details)	Dec. 31, 2022 item age	Dec. 31, 2021 age item
Defined Benefit Retirement Indemnity Plans, France [Member]
Discount rate	3.80%	1.05%
Salary increase	3.00%	2.50%
Retirement age | age	65	65
Average retirement remaining service period | item	24	24
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Discount rate	1.30%	0.60%
Salary increase	2.50%	2.50%
Retirement age | age	60	60
Average retirement remaining service period | item	14	14